Lease liabilities (Details) - CAD ($)	9 Months Ended	12 Months Ended
	May 31, 2023	Aug. 31, 2022	Aug. 31, 2021
Lease liabilities
Opening balance	$ 2,415,549	$ 2,966,816	$ 672,988
Business acquisition			1,651,746
Additions	1,023,090	234,608	852,467
Repayment	(533,270)	(695,749)	(295,316)
Interest on lease liability	101,052	141,994	65,115
Lease termination	(131,247)	(273,652)	(37,033)
Currency translation	(50,222)	41,532	56,849
Closing balance	2,824,952	2,415,549	2,966,816
Current	673,267	561,168	562,136
Non-current	$ 2,151,685	$ 1,854,381	$ 2,404,680